Credit Risk Manager Report
SASCO 2007-BC2
EOM Reporting Date 07/31/2007
Determination Date 08/15/2007
CRM-B SASCO 2007-BC2
The information contained in this report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this report constitutes a recommendation to buy, sell, or hold that or any other security.
Section I: Executive Summary
Section II: General Pool Characteristics
Section III: Performance
Section IV: Prepayment
Section V: Servicer Remittance Reporting
Table of Contents
Section VI: Loan Reviews
Section I: Executive Summary
Security Code
SASCO 2007-BC2-A SASCO 2007-BC2-B
Client
Lehman Lehman
Servicer
Wells Fargo Bank, N.A. HomEq Servicing Corporation
Trustee
U.S. Bank National Association U.S. Bank National Association
Depositor
Structured Asset Securities Corporation Structured Asset Securities Corporation
Securities Admin
N/A N/A
Backup Servicer
N/A N/A
Security Close Date
02/28/2007 02/28/2007
Custodian
N/A N/A
Security Determination
18th Day of the Month 18th Day of the Month
Security Distribution
25th Day of the Month 25th Day of the Month
Security First Cutoff
02/01/2007 02/01/2007
Master Servicer
Aurora Loan Services LLC Aurora Loan Services LLC
Security Issue Amt
641,925,737 641,925,737
Security Issue Cnt
3,836 3,836
Cumulative
Original
Orig %
Current
EOM Act
Curr %
Cur %
Orig
Loss %
Orig
Remit Actual
End
Remit Sched
End
Balance 642,359,440 100.00% 608,120,170 94.67% 0.01% 604,336,186 604,015,597
Count 3,831 3,646 95.17% 0.08% 3,624 3,624
Collection
Narrative
Overall, the performance of the mortgage loan pool compares favorably to all current benchmarks. There are a large number of loans with a higher than normal estimated severity. If loans with high estimated severity migrate into foreclosure and REO then the loss expectations of this security will be negatively impacted.
Cash
Narrative
There are no significant remittance reconciliation issues that require action at this time.
There are minor deviations in the reported default buckets.
Customer
Service
Narrative
Collection
Narrative
The sixty days past due, loss mitigation, and foreclosure delinquency rates all exceed the current benchmarks for this mortgage loan pool by 68.20%, 200.27%, and 371.83% respectively. There is no statistical evidence to indicate a concentration of underperformance in any subset of mortgages. RR Donnelley will monitor for the development of trends.
Cash
Narrative
There are no significant remittance reconciliation issues that require action at this time.
There are minor deviations in the reported default buckets.
Customer
Service
Narrative
Collection
Narrative
The thirty days past due delinquency rate and the foreclosure delinquency rate exceed the current benchmarks for this mortgage loan pool by 96.42% and 104.93% respectively. There is no statistical evidence to indicate a concentration of underperformance in any subset of mortgages. RR Donnelley will monitor for the development of trends.
Cash
Narrative
There are no significant remittance reconciliation issues that require action at this time.
There are minor deviations in the reported default buckets.
Customer
Service
Narrative
New Review Recomended Action
Reviews (Continued and New Issues)
Monthly Narrative
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 1 of 4
2004 MortgageRamp, Inc. All rights reserved.
Section I: Executive Summary
Security Code
SASCO 2007-BC2-C
Client
Lehman
Servicer
Aurora Loan Services
Trustee
U.S. Bank National Association
Depositor
Structured Asset Securities Corporation
Securities Admin
N/A
Backup Servicer
N/A
Security Close Date
02/28/2007
Custodian
N/A
Security Determination
18th Day of the Month
Security Distribution
25th Day of the Month
Security First Cutoff
02/01/2007
Master Servicer
Aurora Loan Services LLC
Security Issue Amt
641,925,737
Security Issue Cnt
3,836
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 2 of 4
2004 MortgageRamp, Inc. All rights reserved.
Section I: Executive Summary
Review Type*
Outstanding
New
LM Rvw Cnt 1 1
FC Rvw Cnt 0 0
REO Rvw Cnt 0 0
VAL Rvw Cnt 18 18
Loss Rvw Cnt 35 35
BK Rvw Cnt
2 2
Performance Rvw Cnt 0 0
Remit Rvw Cnt 1 1
Contact Rvw Cnt 0 0
Compliance Rvw Cnt 0 0
MI Rvw Cnt 0 0
OS Rvw cnt 48 50
OT Recommended Action
Orig Cnt
Cur Transaction Bal
No Action Required 18 $7,689,550.06
OT Follow-up Required in 120 days 2 $341,544.25
OT Follow-up Required in 180 days 15 $3,580,758.27
OT Follow-up Required in 30 days 2 $118,707.32
OT Follow-up Required in 30 days (SVCR) 2 $203,088.48
24 $5,518,829.77
63
$17,452,478.15
*A loan can have multiple reviews.
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
New Review Recomended Action
Reviews (Continued and New Issues)
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 3 of 4
2004 MortgageRamp, Inc. All rights reserved.
Section I: Executive Summary
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 4 of 4
2004 MortgageRamp, Inc. All rights reserved.
Section II
General Pool Characteristics
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 1 of 7
Arm Flag
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
N 189,939,617 29.57% 182,224,233 29.97% 95.94% 0.00%
1,611 1,553 42.59% 96.40% 0.06%
Y 452,419,823 70.43% 425,895,937 70.03% 94.14% 0.02%
2,220 2,093 57.41% 94.28% 0.09%
Pool Migration Stratification
Pool Characteristics History
Cml
Reporting
Date
Cur Bal
Cur
Cnt
Cur
Loan
Age
(Wgt)
Cur
WAC
Cur
Orig
Rlvl
(Wgt)
Cur UW
Score (Wgt)
Cur
Recent
UW
Score
(Wgt)
Cur
SLTV
(Wgt)
Cur
NOO
Rate
Cur
Stated
Doc
Rate
Cur
2nd
Rate
Cur
Avg Bal
02/28/2007 635,992,329 3,806 3.79 8.35 15.40 635.88 0.00 82.23 5.97% 35.10% 4.99% 166,012
03/31/2007 632,208,941 3,788 4.78 8.35 15.40 635.63 395.00 82.25 5.94% 34.95% 5.03% 165,673
04/30/2007 625,336,599 3,751 5.78 8.34 15.38 635.86 370.52 82.38 6.00% 34.91% 5.03% 165,084
05/31/2007 618,569,165 3,712 6.78 8.35 15.40 635.86 367.24 82.57 6.00% 34.94% 5.05% 164,908
06/30/2007 613,807,904 3,681 7.78 8.34 15.38 636.04 381.57 82.84 6.02% 34.94% 5.07% 165,358
07/31/2007 608,120,170 3,646 8.77 8.34 15.38 636.16 375.72 83.08 6.04% 35.01% 5.10% 165,115
Orig
Occupancy
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
N 38,919,210 6.06% 36,739,086 6.04% 94.40% 0.00%
239 230 6.31% 96.23% 0.00%
Y 603,440,230 93.94% 571,381,084 93.96% 94.69% 0.01%
3,592 3,416 93.69% 95.10% 0.08%
Orig Doc
Level
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
Alternative Doc 1,380,700 0.21% 1,378,353 0.23% 99.83% 0.00%
6 6 0.16% 100.00% 0.00%
Full Doc 411,941,831 64.13% 391,103,543 64.31% 94.94% 0.02%
2,634 2,511 68.87% 95.33% 0.11%
No Documentation 2,908,145 0.45% 2,712,180 0.45% 93.26% 0.00%
14 13 0.36% 92.86% 0.00%
Stated Doc 226,128,764 35.20% 212,926,094 35.01% 94.16% 0.00%
1,177 1,116 30.61% 94.82% 0.00%
Orig DQ
Risk Grp
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
R1 21,728,775 3.38% 21,103,767 3.47% 97.12% 0.00%
141 137 3.76% 97.16% 0.00%
R2 138,899,147 21.62% 131,732,777 21.66% 94.84% 0.00%
894 850 23.31% 95.08% 0.00%
R3 217,445,583 33.85% 205,626,393 33.81% 94.56% 0.04%
1,441 1,375 37.71% 95.42% 0.21%
R4 135,104,030 21.03% 128,980,109 21.21% 95.47% 0.00%
789 754 20.68% 95.56% 0.00%
R5 65,234,205 10.16% 59,731,374 9.82% 91.56% 0.00%
327 301 8.26% 92.05% 0.00%
R6 34,034,120 5.30% 32,212,108 5.30% 94.65% 0.00%
146 139 3.81% 95.21% 0.00%
R7 20,125,440 3.13% 19,752,727 3.25% 98.15% 0.00%
66 65 1.78% 98.48% 0.00%
R8 9,788,140 1.52% 8,980,915 1.48% 91.75% 0.00%
27 25 0.69% 92.59% 0.00%
IO Flag
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
N 524,087,238 81.59% 493,804,888 81.20% 94.22% 0.02%
3,398 3,230 88.59% 95.06% 0.09%
Y 118,272,202 18.41% 114,315,283 18.80% 96.65% 0.00%
433 416 11.41% 96.07% 0.00%
Orig PPP
Flag
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
No 162,296,445 25.27% 143,285,748 23.56% 88.29% 0.00%
1,070 961 26.36% 89.81% 0.00%
Yes 480,062,995 74.73% 464,834,422 76.44% 96.83% 0.02%
2,761 2,685 73.64% 97.25% 0.11%
Orig PPP
Mos
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
0 162,296,445 25.27% 143,285,748 23.56% 88.29% 0.00%
1,070 961 26.36% 89.81% 0.00%
2 2,104,570 0.33% 2,090,616 0.34% 99.34% 0.00%
13 13 0.36% 100.00% 0.00%
6 561,000 0.09% 223,889 0.04% 39.91% 0.00%
2 1 0.03% 50.00% 0.00%
12 25,210,902 3.92% 24,735,788 4.07% 98.12% 0.00%
147 145 3.98% 98.64% 0.00%
24 290,254,770 45.19% 281,631,454 46.31% 97.03% 0.03%
1,658 1,613 44.24% 97.29% 0.12%
36 161,931,753 25.21% 156,152,676 25.68% 96.43% 0.00%
941 913 25.04% 97.02% 0.11%
Orig CLTV
by 10%
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
b. 0-40 3,768,015 0.59% 3,424,701 0.56% 90.89% 0.00%
32 28 0.77% 87.50% 0.00%
c. 41-50 6,098,780 0.95% 5,239,527 0.86% 85.91% 0.00%
41 37 1.01% 90.24% 0.00%
d. 51-60 14,316,320 2.23% 12,817,082 2.11% 89.53% 0.00%
84 73 2.00% 86.90% 1.19%
e. 61-70 48,183,595 7.50% 43,928,229 7.22% 91.17% 0.00%
245 223 6.12% 91.02% 0.41%
f. 71-80 285,989,557 44.52% 272,727,483 44.85% 95.36% 0.00%
1,444 1,382 37.90% 95.71% 0.00%
g. 81-90 152,734,586 23.78% 146,387,147 24.07% 95.84% 0.00%
766 734 20.13% 95.82% 0.00%
h. 91-100 131,268,587 20.44% 123,596,001 20.32% 94.16% 0.06%
1,219 1,169 32.06% 95.90% 0.08%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 2 of 7
Orig Prod
Type
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
2 Yr Hybrid 173,379,665 26.99% 159,297,087 26.20% 91.88% 0.05%
1,021 950 26.06% 93.05% 0.10%
2 Yr Hybrid Balloon 132,536,975 20.63% 125,926,931 20.71% 95.01% 0.00%
594 563 15.44% 94.78% 0.17%
2 Yr Hybrid IO 93,409,233 14.54% 91,178,328 14.99% 97.61% 0.00%
332 323 8.86% 97.29% 0.00%
3 Yr Hybrid 14,541,706 2.26% 13,972,551 2.30% 96.09% 0.00%
92 89 2.44% 96.74% 0.00%
3 Yr Hybrid Balloon 16,714,785 2.60% 16,030,894 2.64% 95.91% 0.00%
77 75 2.06% 97.40% 0.00%
3 Yr Hybrid IO 9,155,797 1.43% 7,587,743 1.25% 82.87% 0.00%
43 36 0.99% 83.72% 0.00%
5 Yr Hybrid 3,605,335 0.56% 3,478,389 0.57% 96.48% 0.00%
25 24 0.66% 96.00% 0.00%
5 Yr Hybrid Balloon 4,047,705 0.63% 3,669,119 0.60% 90.65% 0.00%
16 14 0.38% 87.50% 0.00%
5 Yr Hybrid IO 3,002,722 0.47% 3,002,318 0.49% 99.99% 0.00%
13 13 0.36% 100.00% 0.00%
ARM 345,000 0.05% 72,066 0.01% 20.89% 0.00%
2 1 0.03% 50.00% 0.00%
ARM Balloon 338,500 0.05% 338,110 0.06% 99.88% 0.00%
2 2 0.05% 100.00% 0.00%
ARM IO 1,342,400 0.21% 1,342,400 0.22% 100.00% 0.00%
3 3 0.08% 100.00% 0.00%
Balloon 28,745,769 4.48% 26,905,074 4.42% 93.60% 0.00%
149 139 3.81% 93.29% 0.67%
Fixed 149,831,798 23.33% 144,114,666 23.70% 96.18% 0.00%
1,420 1,373 37.66% 96.69% 0.00%
Fixed IO 11,362,050 1.77% 11,204,493 1.84% 98.61% 0.00%
42 41 1.12% 97.62% 0.00%
Orig
Coupon by
100
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
d. 6.1-7 71,556,499 11.14% 69,717,376 11.46% 97.43% 0.00%
297 291 7.98% 97.98% 0.34%
e. 7.1-8 234,962,242 36.58% 226,129,124 37.18% 96.24% 0.00%
1,133 1,091 29.92% 96.29% 0.00%
f. 8.1-9 195,351,161 30.41% 182,461,271 30.00% 93.40% 0.04%
1,045 984 26.99% 94.16% 0.19%
g. 9.1-10 86,966,904 13.54% 78,887,114 12.97% 90.71% 0.00%
548 503 13.80% 91.79% 0.00%
h. 10.1-11 24,507,609 3.82% 22,875,181 3.76% 93.34% 0.00%
242 227 6.23% 93.80% 0.00%
i. 11.1-12 20,068,200 3.12% 19,523,227 3.21% 97.28% 0.00%
360 350 9.60% 97.22% 0.00%
j. 12.1-13 8,327,230 1.30% 7,908,649 1.30% 94.97% 0.00%
193 187 5.13% 96.89% 0.00%
k. 13.1+ 619,595 0.10% 618,229 0.10% 99.78% 0.00%
13 13 0.36% 100.00% 0.00%
Orig Prop
Type
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
2-4 Family 29,464,545 4.59% 27,699,196 4.55% 94.01% 0.00%
156 149 4.09% 95.51% 0.00%
Condo 40,704,683 6.34% 36,970,559 6.08% 90.83% 0.00%
251 234 6.42% 93.23% 0.40%
PUD 18,965,571 2.95% 18,647,347 3.07% 98.32% 0.00%
90 89 2.44% 98.89% 0.00%
Single Family 553,224,641 86.12% 524,803,069 86.30% 94.86% 0.02%
3,334 3,174 87.05% 95.20% 0.06%
Orig UW
Score by
50
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
350-500 137,000 0.02% 136,283 0.02% 99.48% 0.00%
1 1 0.03% 100.00% 0.00%
501-550 27,685,510 4.31% 25,720,477 4.23% 92.90% 0.00%
184 173 4.74% 94.02% 0.00%
551-600 126,127,096 19.63% 118,232,723 19.44% 93.74% 0.00%
721 674 18.49% 93.48% 0.14%
601-650 254,495,947 39.62% 240,553,683 39.56% 94.52% 0.03%
1,562 1,488 40.81% 95.26% 0.13%
651-700 172,311,429 26.82% 163,392,920 26.87% 94.82% 0.00%
1,037 990 27.15% 95.47% 0.00%
701-750 46,216,544 7.19% 45,866,230 7.54% 99.24% 0.00%
249 248 6.80% 99.60% 0.00%
751-800 13,845,894 2.16% 12,684,857 2.09% 91.61% 0.00%
69 64 1.76% 92.75% 0.00%
801+ 1,540,020 0.24% 1,532,998 0.25% 99.54% 0.00%
8 8 0.22% 100.00% 0.00%
Orig Bal
by 100k
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
b. 0-50 14,712,213 2.29% 14,184,915 2.33% 96.42% 0.00%
430 417 11.44% 96.98% 0.00%
c. 51-100 50,328,141 7.83% 47,590,303 7.83% 94.56% 0.00%
662 629 17.25% 95.02% 0.15%
d. 101-200 244,200,458 38.02% 230,922,825 37.97% 94.56% 0.03%
1,666 1,583 43.42% 95.02% 0.12%
e. 201-300 153,073,493 23.83% 143,895,909 23.66% 94.00% 0.00%
635 600 16.46% 94.49% 0.00%
f. 301-400 85,500,625 13.31% 81,226,730 13.36% 95.00% 0.00%
247 235 6.45% 95.14% 0.00%
g. 401-500 57,274,090 8.92% 53,127,027 8.74% 92.76% 0.00%
129 120 3.29% 93.02% 0.00%
h. 501-600 22,978,370 3.58% 22,925,287 3.77% 99.77% 0.00%
42 42 1.15% 100.00% 0.00%
i. 601-700 6,968,300 1.08% 6,945,442 1.14% 99.67% 0.00%
11 11 0.30% 100.00% 0.00%
j. 701-800 4,504,250 0.70% 4,493,589 0.74% 99.76% 0.00%
6 6 0.16% 100.00% 0.00%
k. 801-900 832,500 0.13% 826,028 0.14% 99.22% 0.00%
1 1 0.03% 100.00% 0.00%
l. 901-999 915,000 0.14% 915,000 0.15% 100.00% 0.00%
1 1 0.03% 100.00% 0.00%
m. 1,000+ 1,072,000 0.17% 1,067,115 0.18% 99.54% 0.00%
1 1 0.03% 100.00% 0.00%
Orig
Purpose
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
Cashout Refi 327,205,971 50.94% 307,021,335 50.49% 93.83% 0.00%
1,812 1,713 46.98% 94.54% 0.11%
Purchase 290,089,760 45.16% 277,319,294 45.60% 95.60% 0.03%
1,872 1,796 49.26% 95.94% 0.05%
Rate/Term Refi 25,063,709 3.90% 23,779,541 3.91% 94.88% 0.00%
147 137 3.76% 93.20% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 3 of 7
Orig Lien
position
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
1 610,299,942 95.01% 577,102,756 94.90% 94.56% 0.01%
3,180 3,014 82.67% 94.78% 0.09%
2 32,059,498 4.99% 31,017,414 5.10% 96.75% 0.00%
651 632 17.33% 97.08% 0.00%
Orig Term
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
120 93,000 0.01% 88,037 0.01% 94.66% 0.00%
1 1 0.03% 100.00% 0.00%
180 1,623,130 0.25% 1,492,713 0.25% 91.97% 0.00%
17 16 0.44% 94.12% 0.00%
240 2,212,640 0.34% 1,870,708 0.31% 84.55% 0.00%
21 20 0.55% 95.24% 0.00%
360 632,348,688 98.44% 599,065,316 98.51% 94.74% 0.01%
3,762 3,581 98.22% 95.19% 0.08%
480 6,081,982 0.95% 5,603,397 0.92% 92.13% 0.00%
30 28 0.77% 93.33% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 4 of 7
Monthly Pool Migration Stratification
Arm Flag
07/31/2007
% Bal
06/30/2007
% Bal
N
182,224,233 29.97% 183,684,185 29.93%
1,553 42.59% 1,563 42.46%
Y
425,895,937 70.03% 430,123,720 70.07%
2,093 57.41% 2,118 57.54%
IO Flag
07/31/2007
% Bal
06/30/2007
% Bal
N
493,804,888 81.20% 499,117,667 81.31%
3,230 88.59% 3,262 88.62%
Y
114,315,283 18.80% 114,690,238 18.69%
416 11.41% 419 11.38%
Orig PPP
Flag
07/31/2007
% Bal
06/30/2007
% Bal
No
143,285,748 23.56% 146,213,731 23.82%
961 26.36% 979 26.60%
Yes
464,834,422 76.44% 467,594,174 76.18%
2,685 73.64% 2,702 73.40%
Orig PPP
Mos
07/31/2007
% Bal
06/30/2007
% Bal
0
143,285,748 23.56% 146,213,731 23.82%
961 26.36% 979 26.60%
2
2,090,616 0.34% 2,092,033 0.34%
13 0.36% 13 0.35%
6
223,889 0.04% 224,143 0.04%
1 0.03% 1 0.03%
12
24,735,788 4.07% 24,910,368 4.06%
145 3.98% 146 3.97%
24
281,631,454 46.31% 283,457,683 46.18%
1,613 44.24% 1,624 44.12%
36
156,152,676 25.68% 156,909,947 25.56%
913 25.04% 918 24.94%
Orig CLTV
by 10%
07/31/2007
% Bal
06/30/2007
% Bal
b. 0-40
3,424,701 0.56% 3,426,739 0.56%
28 0.77% 28 0.76%
c. 41-50
5,239,527 0.86% 5,326,295 0.87%
37 1.01% 38 1.03%
d. 51-60
12,817,082 2.11% 12,887,985 2.10%
73 2.00% 74 2.01%
e. 61-70
43,928,229 7.22% 44,648,100 7.27%
223 6.12% 229 6.22%
f. 71-80
272,727,483 44.85% 275,718,158 44.92%
1,382 37.90% 1,398 37.98%
g. 81-90
146,387,147 24.07% 146,857,965 23.93%
734 20.13% 737 20.02%
h. 91-100
123,596,001 20.32% 124,942,662 20.36%
1,169 32.06% 1,177 31.98%
Orig DQ
Risk Grp
07/31/2007
% Bal
06/30/2007
% Bal
R1
21,103,767 3.47% 21,202,798 3.45%
137 3.76% 138 3.75%
R2
131,732,777 21.66% 132,893,501 21.65%
850 23.31% 858 23.31%
R3
205,626,393 33.81% 207,553,329 33.81%
1,375 37.71% 1,389 37.73%
R4
128,980,109 21.21% 130,121,123 21.20%
754 20.68% 759 20.62%
R5
59,731,374 9.82% 60,749,935 9.90%
301 8.26% 307 8.34%
R6
32,212,108 5.30% 32,221,215 5.25%
139 3.81% 139 3.78%
R7
19,752,727 3.25% 20,083,013 3.27%
65 1.78% 66 1.79%
R8
8,980,915 1.48% 8,982,991 1.46%
25 0.69% 25 0.68%
Orig Doc
Level
07/31/2007
% Bal
06/30/2007
% Bal
Alternative
Doc
1,378,353 0.23% 1,378,957 0.22%
6 0.16% 6 0.16%
Full Doc
391,103,543 64.31% 395,220,784 64.39%
2,511 68.87% 2,538 68.95%
No
Documentatio
n
2,712,180 0.45% 2,716,264 0.44%
13 0.36% 13 0.35%
Stated Doc
212,926,094 35.01% 214,491,899 34.94%
1,116 30.61% 1,124 30.54%
Orig
Occupancy
07/31/2007
% Bal
06/30/2007
% Bal
N
36,739,086 6.04% 36,953,662 6.02%
230 6.31% 231 6.28%
Y
571,381,084 93.96% 576,854,243 93.98%
3,416 93.69% 3,450 93.72%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 5 of 7
Orig UW
Score by 50
07/31/2007
% Bal
06/30/2007
% Bal
350-500
136,283 0.02% 136,351 0.02%
1 0.03% 1 0.03%
501-550
25,720,477 4.23% 26,166,661 4.26%
173 4.74% 175 4.75%
551-600
118,232,723 19.44% 119,239,622 19.43%
674 18.49% 682 18.53%
601-650
240,553,683 39.56% 243,652,307 39.70%
1,488 40.81% 1,506 40.91%
651-700
163,392,920 26.87% 164,414,265 26.79%
990 27.15% 996 27.06%
701-750
45,866,230 7.54% 45,975,020 7.49%
248 6.80% 249 6.76%
751-800
12,684,857 2.09% 12,690,027 2.07%
64 1.76% 64 1.74%
801+
1,532,998 0.25% 1,533,650 0.25%
8 0.22% 8 0.22%
Orig Bal by
100k
07/31/2007
% Bal
06/30/2007
% Bal
b. 0-50
14,184,915 2.33% 14,267,797 2.32%
417 11.44% 419 11.38%
c. 51-100
47,590,303 7.83% 48,299,304 7.87%
629 17.25% 638 17.33%
d. 101-200
230,922,825 37.97% 233,323,938 38.01%
1,583 43.42% 1,598 43.41%
e. 201-300
143,895,909 23.66% 145,703,087 23.74%
600 16.46% 607 16.49%
f. 301-400
81,226,730 13.36% 81,888,975 13.34%
235 6.45% 237 6.44%
g. 401-500
53,127,027 8.74% 53,142,672 8.66%
120 3.29% 120 3.26%
h. 501-600
22,925,287 3.77% 22,929,141 3.74%
42 1.15% 42 1.14%
i. 601-700
6,945,442 1.14% 6,949,286 1.13%
11 0.30% 11 0.30%
j. 701-800
4,493,589 0.74% 4,494,850 0.73%
6 0.16% 6 0.16%
k. 801-900
826,028 0.14% 826,028 0.13%
1 0.03% 1 0.03%
l. 901-999
915,000 0.15% 915,000 0.15%
1 0.03% 1 0.03%
m. 1,000+
1,067,115 0.18% 1,067,827 0.17%
1 0.03% 1 0.03%
Orig Prod
Type
07/31/2007
% Bal
06/30/2007
% Bal
2 Yr Hybrid
159,297,087 26.20% 161,923,566 26.38%
950 26.06% 966 26.24%
2 Yr Hybrid
Balloon
125,926,931 20.71% 127,135,837 20.71%
563 15.44% 569 15.46%
2 Yr Hybrid IO
91,178,328 14.99% 91,552,641 14.92%
323 8.86% 326 8.86%
3 Yr Hybrid
13,972,551 2.30% 13,982,304 2.28%
89 2.44% 89 2.42%
3 Yr Hybrid
Balloon
16,030,894 2.64% 16,035,882 2.61%
75 2.06% 75 2.04%
3 Yr Hybrid IO
7,587,743 1.25% 7,587,745 1.24%
36 0.99% 36 0.98%
5 Yr Hybrid
3,478,389 0.57% 3,480,660 0.57%
24 0.66% 24 0.65%
5 Yr Hybrid
Balloon
3,669,119 0.60% 3,670,066 0.60%
14 0.38% 14 0.38%
5 Yr Hybrid IO
3,002,318 0.49% 3,002,325 0.49%
13 0.36% 13 0.35%
ARM
72,066 0.01% 72,117 0.01%
1 0.03% 1 0.03%
ARM Balloon
338,110 0.06% 338,177 0.06%
2 0.05% 2 0.05%
ARM IO
1,342,400 0.22% 1,342,400 0.22%
3 0.08% 3 0.08%
Balloon
26,905,074 4.42% 27,254,029 4.44%
139 3.81% 141 3.83%
Fixed
144,114,666 23.70% 145,225,029 23.66%
1,373 37.66% 1,381 37.52%
Fixed IO
11,204,493 1.84% 11,205,127 1.83%
41 1.12% 41 1.11%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 6 of 7
Orig
Purpose
07/31/2007
% Bal
06/30/2007
% Bal
Cashout Refi
307,021,335 50.49% 310,881,410 50.65%
1,713 46.98% 1,734 47.11%
Purchase
277,319,294 45.60% 278,836,662 45.43%
1,796 49.26% 1,807 49.09%
Rate/Term
Refi
23,779,541 3.91% 24,089,832 3.92%
137 3.76% 140 3.80%
Orig Lien
position
07/31/2007
% Bal
06/30/2007
% Bal
1
577,102,756 94.90% 582,703,540 94.93%
3,014 82.67% 3,047 82.78%
2
31,017,414 5.10% 31,104,364 5.07%
632 17.33% 634 17.22%
Orig Prop
Type
07/31/2007
% Bal
06/30/2007
% Bal
2-4 Family
27,699,196 4.55% 27,907,372 4.55%
149 4.09% 150 4.07%
Condo
36,970,559 6.08% 37,447,707 6.10%
234 6.42% 237 6.44%
PUD
18,647,347 3.07% 18,653,138 3.04%
89 2.44% 89 2.42%
Single Family
524,803,069 86.30% 529,799,687 86.31%
3,174 87.05% 3,205 87.07%
Orig
Coupon by
100
07/31/2007
% Bal
06/30/2007
% Bal
d. 6.1-7
69,717,376 11.46% 70,145,203 11.43%
291 7.98% 293 7.96%
e. 7.1-8
226,129,124 37.18% 227,040,773 36.99%
1,091 29.92% 1,097 29.80%
f. 8.1-9
182,461,271 30.00% 184,698,758 30.09%
984 26.99% 997 27.09%
g. 9.1-10
78,887,114 12.97% 80,339,259 13.09%
503 13.80% 512 13.91%
h. 10.1-11
22,875,181 3.76% 23,448,424 3.82%
227 6.23% 230 6.25%
i. 11.1-12
19,523,227 3.21% 19,605,936 3.19%
350 9.60% 352 9.56%
j. 12.1-13
7,908,649 1.30% 7,911,205 1.29%
187 5.13% 187 5.08%
k. 13.1+
618,229 0.10% 618,346 0.10%
13 0.36% 13 0.35%
Orig Term
07/31/2007
% Bal
06/30/2007
% Bal
120
88,037 0.01% 88,601 0.01%
1 0.03% 1 0.03%
180
1,492,713 0.25% 1,498,435 0.24%
16 0.44% 16 0.43%
240
1,870,708 0.31% 2,186,062 0.36%
20 0.55% 21 0.57%
360
599,065,316 98.51% 604,235,435 98.44%
3,581 98.22% 3,614 98.18%
480
5,603,397 0.92% 5,799,371 0.94%
28 0.77% 29 0.79%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 7 of 7
Section III
Performance
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 1 of 4
Period Performance Trends
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 2 of 4
Period Performance Trends
Cml
Reporting
Date
30dpd OTS
EOM Act
Rate
60dpd OTS
EOM Act
Rate
LM Act
Rate (Bal)
FC Act
Rate (Bal)
REO Act
Rate (Bal)
Cml LIQ
Rate
Cml Serv
LOSS Rate
Cml Serv
LOSS
Severity
02/28/2007 1.14% 0.08% 0.04% 0.00% 0.00% 0.000% 0.00%
03/31/2007 1.91% 0.55% 0.05% 0.01% 0.00% 0.00% 0.000% 0.00%
04/30/2007 2.32% 1.29% 0.26% 0.40% 0.00% 0.00% 0.000% 0.00%
05/31/2007 2.97% 1.88% 0.28% 1.04% 0.00% 0.00% 0.000% 0.00%
06/30/2007 2.48% 2.17% 0.51% 2.35% 0.00% 0.05% 0.013% 26.41%
07/31/2007 3.73% 1.75% 0.83% 3.64% 0.02% 0.07% 0.013% 17.97%
Period Performance History
ARM Flag
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
N 29.97% 85.39% 8.40% 2.17% 1.16% 1.01% 0.11% 1.40% 0.06% 0.29%
Y 70.03% 77.77% 9.82% 3.60% 2.11% 0.57% 1.14% 4.59% 0.41%
Current Month Perfomance Stratification
IO Flag
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
N 81.20% 81.19% 9.35% 3.27% 1.56% 0.69% 0.89% 2.61% 0.02% 0.40%
Y 18.80% 75.13% 9.56% 2.71% 2.95% 0.75% 0.56% 8.07% 0.26%
Product
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
2 Yr Hybrid 26.20% 80.04% 10.09% 3.44% 1.33% 0.13% 1.14% 3.44% 0.39%
2 Yr Hybrid Balloon 20.71% 75.32% 11.21% 4.51% 2.16% 1.09% 1.62% 3.42% 0.67%
2 Yr Hybrid IO 14.99% 75.87% 8.17% 3.12% 2.55% 0.59% 0.71% 8.65% 0.33%
3 Yr Hybrid 2.30% 84.70% 6.51% 3.09% 2.32% 3.39%
3 Yr Hybrid Balloon 2.64% 80.53% 6.36% 4.20% 4.88% 2.07% 1.95%
3 Yr Hybrid IO 1.25% 70.44% 20.89% 1.90% 4.13% 2.64%
5 Yr Hybrid 0.57% 86.28% 6.13% 7.59%
5 Yr Hybrid Balloon 0.60% 74.54% 7.11% 18.35%
5 Yr Hybrid IO 0.49% 70.35% 12.49% 9.49% 7.67%
ARM 0.01% 100.00%
ARM Balloon 0.06% 100.00%
ARM IO 0.22% 100.00%
Balloon 4.42% 87.00% 6.93% 3.82% 0.66% 0.62% 0.96%
Fixed 23.70% 86.24% 8.28% 1.85% 0.91% 1.17% 0.14% 0.96% 0.08% 0.37%
Fixed IO 1.84% 70.59% 13.48% 2.27% 5.54% 8.11%
PPP Flag
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
No 23.56% 79.74% 8.04% 3.73% 2.36% 0.60% 1.54% 3.75% 0.23%
Yes 76.44% 80.15% 9.81% 2.99% 1.66% 0.74% 0.61% 3.60% 0.02% 0.42%
DocLevel
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
Alternative Doc 0.23% 100.00%
Full Doc 64.31% 83.87% 8.71% 2.33% 2.06% 0.52% 0.35% 2.02% 0.03% 0.11%
No Documentation 0.45% 87.23% 12.77%
Stated Doc 35.01% 72.82% 10.66% 4.76% 1.43% 1.05% 1.72% 6.68% 0.87%
Lien Position
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
1 94.90% 80.14% 9.50% 3.12% 1.82% 0.47% 0.84% 3.74% 0.02% 0.36%
2 5.10% 78.52% 7.38% 4.13% 1.90% 5.14% 0.65% 1.66% 0.62%
UW Score
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
350-500 0.02% 100.00%
501-600 23.67% 75.28% 14.24% 4.68% 2.16% 0.52% 0.67% 1.73% 0.08% 0.64%
601-700 66.43% 80.68% 8.36% 3.02% 1.68% 0.77% 0.92% 4.24% 0.34%
701-800 9.63% 86.93% 4.84% 0.58% 2.05% 0.68% 0.64% 4.28%
801+ 0.25% 100.00%
Occupancy
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
N 6.04% 81.12% 9.12% 1.62% 0.72% 0.27% 0.98% 5.42% 0.76%
Y 93.96% 79.99% 9.41% 3.27% 1.89% 0.73% 0.82% 3.52% 0.02% 0.35%
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 3 of 4
Early Payment Default
Cur EPD Indicator
Cur Bal
Percentage
Cur
Cnt
Percentage
Current 546,041,937 89.79% 3,343 91.69%
Delinquent 60,938,267 10.02% 298 8.17%
Early Pay Default 1,029,966 0.17% 4 0.11%
First Pay Default 110,000 0.02% 1 0.03%
Cur EPD Indicator
Cur DQ Status OTS
Cur Bal
Percentage
Cur
Cnt
Percentage
Early Pay Default 5. 90dpd 95,940 8.42% 1 20.00%
Early Pay Default 6. 120dpd Plus 934,026 81.93% 3 60.00%
First Pay Default 6. 120dpd Plus 110,000 9.65% 1 20.00%
1,139,966
5
Cur EPD Indicator
Cur Status OTS
Cur Bal
Percentage
Cur
Cnt
Percentage
Early Pay Default g. Foreclosure 1,029,966 90.35% 4 80.00%
First Pay Default e. 90 Plus dpd 110,000 9.65% 1 20.00%
1,139,966
5
First Payment Default - Loan is delinquent, and no payment has been recieved.
Early Payment Default - Loan is delinquent, and only one payment has been recieved.
Risk Grp
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
R1 3.47% 92.09% 4.97% 0.99% 1.94%
R2 21.66% 87.19% 5.52% 1.54% 1.58% 0.47% 0.46% 3.00% 0.23%
R3 33.81% 82.78% 7.23% 2.98% 1.47% 0.72% 0.77% 3.65% 0.41%
R4 21.21% 75.89% 12.59% 2.74% 2.63% 0.56% 1.13% 4.02% 0.08% 0.37%
R5 9.82% 68.99% 16.11% 5.88% 2.46% 0.64% 1.77% 3.94% 0.21%
R6 5.30% 68.05% 15.67% 4.87% 3.51% 2.66% 1.05% 4.19%
R7 3.25% 76.18% 5.62% 12.65% 2.80% 2.75%
R8 1.48% 69.72% 21.18% 9.10%
Loan Size
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
h. REO
i. Bankruptcy
b. 0-50 2.33% 85.63% 8.01% 2.43% 0.62% 1.22% 0.16% 1.00% 0.92%
c. 51-100 7.83% 84.87% 6.55% 1.87% 1.00% 2.43% 0.58% 1.99% 0.71%
d. 101-200 37.97% 83.98% 9.02% 3.05% 1.34% 0.44% 0.20% 1.59% 0.05% 0.33%
e. 201-300 23.66% 80.89% 11.02% 2.49% 1.34% 0.45% 0.87% 2.58% 0.36%
f. 301-400 13.36% 71.63% 9.36% 6.16% 3.43% 0.39% 2.64% 6.40%
g. 401-500 8.74% 78.75% 6.53% 2.43% 2.50% 0.77% 1.63% 7.40%
h. 501-600 3.77% 64.26% 19.12% 4.80% 2.51% 6.94% 2.37%
i. 601-700 1.14% 72.99% 8.94% 18.07%
j. 701-800 0.74% 50.20% 16.22% 16.67% 16.91%
k. 801-900 0.14% 100.00%
l. 901-999 0.15% 100.00%
m. 1,000+ 0.18% 100.00%
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 4 of 4
Section IV
Prepayment
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 1 of 5
Arm Flag
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
N 189,939,617 29.57% 6,484,332 22.97% 95.94%
1,611 42.05% 56 32.56% 96.40%
Y 452,419,823 70.43% 21,748,914 77.03% 94.14%
2,220 57.95% 116 67.44% 94.28%
Cumulative Prepayment Stratification
Period CPR Trend
Orig
Occupancy
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
N 38,919,210 6.06% 1,414,355 5.01% 94.40%
239 6.24% 7 4.07% 96.23%
Y 603,440,230 93.94% 26,818,891 94.99% 94.69%
3,592 93.76% 165 95.93% 95.10%
Orig Doc
Level
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
Alternative Doc 1,380,700 0.21% 99.83%
6 0.16% 0 0.00% 100.00%
Full Doc 411,941,831 64.13% 17,415,451 61.68% 94.94%
2,634 68.75% 116 67.44% 95.33%
No Documentation 2,908,145 0.45% 180,355 0.64% 93.26%
14 0.37% 1 0.58% 92.86%
Stated Doc 226,128,764 35.20% 10,637,439 37.68% 94.16%
1,177 30.72% 55 31.98% 94.82%
Orig DQ
Risk Grp
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
R1 21,728,775 3.38% 477,108 1.69% 97.12%
141 3.68% 4 2.33% 97.16%
R2 138,899,147 21.62% 6,022,628 21.33% 94.84%
894 23.34% 43 25.00% 95.08%
R3 217,445,583 33.85% 9,622,150 34.08% 94.56%
1,441 37.61% 61 35.47% 95.42%
R4 135,104,030 21.03% 5,054,716 17.90% 95.47%
789 20.60% 32 18.60% 95.56%
R5 65,234,205 10.16% 4,834,228 17.12% 91.56%
327 8.54% 24 13.95% 92.05%
R6 34,034,120 5.30% 1,109,360 3.93% 94.65%
146 3.81% 5 2.91% 95.21%
R7 20,125,440 3.13% 325,213 1.15% 98.15%
66 1.72% 1 0.58% 98.48%
R8 9,788,140 1.52% 787,843 2.79% 91.75%
27 0.70% 2 1.16% 92.59%
IO Flag
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
N 524,087,238 81.59% 24,805,592 87.86% 94.22%
3,398 88.70% 156 90.70% 95.06%
Y 118,272,202 18.41% 3,427,654 12.14% 96.65%
433 11.30% 16 9.30% 96.07%
Orig PPP
Flag
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
No 162,296,445 25.27% 16,480,157 58.37% 88.29%
1,070 27.93% 103 59.88% 89.81%
Yes 480,062,995 74.73% 11,753,089 41.63% 96.83%
2,761 72.07% 69 40.12% 97.25%
Orig PPP
Mos
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
0 162,296,445 25.27% 16,480,157 58.37% 88.29%
1,070 27.93% 103 59.88% 89.81%
2 2,104,570 0.33% 99.34%
13 0.34% 0 0.00% 100.00%
6 561,000 0.09% 39.91%
2 0.05% 0 0.00% 50.00%
12 25,210,902 3.92% 163,988 0.58% 98.12%
147 3.84% 1 0.58% 98.64%
24 290,254,770 45.19% 6,654,171 23.57% 97.03%
1,658 43.28% 40 23.26% 97.29%
36 161,931,753 25.21% 4,934,931 17.48% 96.43%
941 24.56% 28 16.28% 97.02%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 2 of 5
Orig Prod
Type
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
2 Yr Hybrid 173,379,665 26.99% 11,471,702 40.63% 91.88%
1,021 26.65% 64 37.21% 93.05%
2 Yr Hybrid Balloon 132,536,975 20.63% 5,663,458 20.06% 95.01%
594 15.51% 29 16.86% 94.78%
2 Yr Hybrid IO 93,409,233 14.54% 1,708,434 6.05% 97.61%
332 8.67% 8 4.65% 97.29%
3 Yr Hybrid 14,541,706 2.26% 250,422 0.89% 96.09%
92 2.40% 3 1.74% 96.74%
3 Yr Hybrid Balloon 16,714,785 2.60% 644,489 2.28% 95.91%
77 2.01% 2 1.16% 97.40%
3 Yr Hybrid IO 9,155,797 1.43% 1,567,220 5.55% 82.87%
43 1.12% 7 4.07% 83.72%
5 Yr Hybrid 3,605,335 0.56% 107,754 0.38% 96.48%
25 0.65% 1 0.58% 96.00%
5 Yr Hybrid Balloon 4,047,705 0.63% 59,619 0.21% 90.65%
16 0.42% 1 0.58% 87.50%
5 Yr Hybrid IO 3,002,722 0.47% 99.99%
13 0.34% 0 0.00% 100.00%
ARM 345,000 0.05% 275,816 0.98% 20.89%
2 0.05% 1 0.58% 50.00%
ARM Balloon 338,500 0.05% 99.88%
2 0.05% 0 0.00% 100.00%
ARM IO 1,342,400 0.21% 100.00%
3 0.08% 0 0.00% 100.00%
Balloon 28,745,769 4.48% 1,760,158 6.23% 93.60%
149 3.89% 10 5.81% 93.29%
Fixed 149,831,798 23.33% 4,572,174 16.19% 96.18%
1,420 37.07% 45 26.16% 96.69%
Fixed IO 11,362,050 1.77% 152,000 0.54% 98.61%
42 1.10% 1 0.58% 97.62%
Orig
Coupon by
100
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
d. 6.1-7 71,556,499 11.14% 1,516,507 5.37% 97.43%
297 7.75% 6 3.49% 97.98%
e. 7.1-8 234,962,242 36.58% 7,032,462 24.91% 96.24%
1,133 29.57% 39 22.67% 96.29%
f. 8.1-9 195,351,161 30.41% 10,504,188 37.21% 93.40%
1,045 27.28% 56 32.56% 94.16%
g. 9.1-10 86,966,904 13.54% 6,936,700 24.57% 90.71%
548 14.30% 42 24.42% 91.79%
h. 10.1-11 24,507,609 3.82% 1,546,027 5.48% 93.34%
242 6.32% 15 8.72% 93.80%
i. 11.1-12 20,068,200 3.12% 337,434 1.20% 97.28%
360 9.40% 8 4.65% 97.22%
j. 12.1-13 8,327,230 1.30% 359,928 1.27% 94.97%
193 5.04% 6 3.49% 96.89%
k. 13.1+ 619,595 0.10% 99.78%
13 0.34% 0 0.00% 100.00%
Orig Prop
Type
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
2-4 Family 29,464,545 4.59% 1,344,413 4.76% 94.01%
156 4.07% 6 3.49% 95.51%
Condo 40,704,683 6.34% 2,770,829 9.81% 90.83%
251 6.55% 14 8.14% 93.23%
PUD 18,965,571 2.95% 39,155 0.14% 98.32%
90 2.35% 1 0.58% 98.89%
Single Family 553,224,641 86.12% 24,078,848 85.29% 94.86%
3,334 87.03% 151 87.79% 95.20%
Orig CLTV
by 10%
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
b. 0-40 3,768,015 0.59% 298,629 1.06% 90.89%
32 0.84% 4 2.33% 87.50%
c. 41-50 6,098,780 0.95% 829,734 2.94% 85.91%
41 1.07% 4 2.33% 90.24%
d. 51-60 14,316,320 2.23% 1,130,134 4.00% 89.53%
84 2.19% 10 5.81% 86.90%
e. 61-70 48,183,595 7.50% 3,358,586 11.90% 91.17%
245 6.40% 19 11.05% 91.02%
f. 71-80 285,989,557 44.52% 11,261,492 39.89% 95.36%
1,444 37.69% 60 34.88% 95.71%
g. 81-90 152,734,586 23.78% 5,497,652 19.47% 95.84%
766 19.99% 31 18.02% 95.82%
h. 91-100 131,268,587 20.44% 5,857,019 20.75% 94.16%
1,219 31.82% 44 25.58% 95.90%
Orig UW
Score by 50
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
350-500 137,000 0.02% 99.48%
1 0.03% 0 0.00% 100.00%
501-550 27,685,510 4.31% 1,849,051 6.55% 92.90%
184 4.80% 11 6.40% 94.02%
551-600 126,127,096 19.63% 6,619,324 23.45% 93.74%
721 18.82% 44 25.58% 93.48%
601-650 254,495,947 39.62% 11,150,996 39.50% 94.52%
1,562 40.77% 66 38.37% 95.26%
651-700 172,311,429 26.82% 7,431,976 26.32% 94.82%
1,037 27.07% 45 26.16% 95.47%
701-750 46,216,544 7.19% 84,264 0.30% 99.24%
249 6.50% 1 0.58% 99.60%
751-800 13,845,894 2.16% 1,097,635 3.89% 91.61%
69 1.80% 5 2.91% 92.75%
801+ 1,540,020 0.24% 99.54%
8 0.21% 0 0.00% 100.00%
Orig Bal by
100k
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
b. 0-50 14,712,213 2.29% 396,088 1.40% 96.42%
430 11.22% 12 6.98% 96.98%
c. 51-100 50,328,141 7.83% 2,323,274 8.23% 94.56%
662 17.28% 32 18.60% 95.02%
d. 101-200 244,200,458 38.02% 11,539,964 40.87% 94.56%
1,666 43.49% 80 46.51% 95.02%
e. 201-300 153,073,493 23.83% 6,900,497 24.44% 94.00%
635 16.58% 30 17.44% 94.49%
f. 301-400 85,500,625 13.31% 3,077,215 10.90% 95.00%
247 6.45% 9 5.23% 95.14%
g. 401-500 57,274,090 8.92% 3,996,207 14.15% 92.76%
129 3.37% 9 5.23% 93.02%
h. 501-600 22,978,370 3.58% 99.77%
42 1.10% 0 0.00% 100.00%
i. 601-700 6,968,300 1.08% 99.67%
11 0.29% 0 0.00% 100.00%
j. 701-800 4,504,250 0.70% 99.76%
6 0.16% 0 0.00% 100.00%
k. 801-900 832,500 0.13% 99.22%
1 0.03% 0 0.00% 100.00%
l. 901-999 915,000 0.14% 100.00%
1 0.03% 0 0.00% 100.00%
m. 1,000+ 1,072,000 0.17% 99.54%
1 0.03% 0 0.00% 100.00%
Orig
Purpose
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
Cashout Refi 327,205,971 50.94% 16,830,001 59.61% 93.83%
1,812 47.30% 91 52.91% 94.54%
Purchase 290,089,760 45.16% 10,256,226 36.33% 95.60%
1,872 48.86% 72 41.86% 95.94%
Rate/Term Refi 25,063,709 3.90% 1,147,019 4.06% 94.88%
147 3.84% 9 5.23% 93.20%
Orig Lien
position
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
1 610,299,942 95.01% 27,478,192 97.33% 94.56%
3,180 83.01% 155 90.12% 94.78%
2 32,059,498 4.99% 755,054 2.67% 96.75%
651 16.99% 17 9.88% 97.08%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 3 of 5
Orig Term
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
120 93,000 0.01% 94.66%
1 0.03% 0 0.00% 100.00%
180 1,623,130 0.25% 78,413 0.28% 91.97%
17 0.44% 1 0.58% 94.12%
240 2,212,640 0.34% 311,549 1.10% 84.55%
21 0.55% 1 0.58% 95.24%
360 632,348,688 98.44% 27,609,434 97.79% 94.74%
3,762 98.20% 168 97.67% 95.19%
480 6,081,982 0.95% 233,850 0.83% 92.13%
30 0.78% 2 1.16% 93.33%
Prev Status
OTS
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
a. Current 511,039,351 79.56% 4,051,885 14.35% 98.76%
3,130 81.70% 26 15.12% 99.17%
b.
Non-Reportable
56,029,749 8.72% 1,048,220 3.71% 97.80%
311 8.12% 6 3.49% 98.07%
c. 30dpd 13,756,220 2.14% 74,710 0.26% 99.21%
77 2.01% 1 0.58% 98.70%
d. 60dpd 13,204,200 2.06% 39,266 0.14% 99.26%
59 1.54% 1 0.58% 98.31%
e. 90dpd 2,810,110 0.44% 99.93%
21 0.55% 0 0.00% 100.00%
f. Loss Mit 3,136,500 0.49% 0 0.00% 94.48%
13 0.34% 0 0.00% 92.31%
g. Foreclosure 14,414,745 2.24% 99.86%
58 1.51% 0 0.00% 100.00%
i. Bankruptcy 1,707,895 0.27% 99.76%
12 0.31% 0 0.00% 100.00%
No Previous
Status
26,260,670 4.09% 23,019,164 81.53% 0.00%
150 3.92% 138 80.23% 0.00%
Prev DQ
Status OTS
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
1. Current 511,817,466 79.68% 4,051,885 14.35% 98.76%
3,133 81.78% 26 15.12% 99.17%
2. Non-Report 56,608,039 8.81% 1,048,220 3.71% 97.82%
313 8.17% 6 3.49% 98.08%
3. 30dpd 15,267,905 2.38% 113,976 0.40% 98.76%
86 2.24% 2 1.16% 97.67%
4. 60dpd 13,309,715 2.07% 99.83%
62 1.62% 0 0.00% 100.00%
5. 90dpd 9,924,650 1.55% 99.87%
42 1.10% 0 0.00% 100.00%
6. 120dpd Plus 9,170,995 1.43% 0 0.00% 98.05%
45 1.17% 0 0.00% 97.78%
No Previous
Status
26,260,670 4.09% 23,019,164 81.53% 0.00%
150 3.92% 138 80.23% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 4 of 5
Determination
Date
Remit Begin Actual Bal
Remit PPP
03/15/2007 1,060,670 8,109
04/15/2007 8,653
05/15/2007 525,391 28,526
06/15/2007 419,467 44,226
07/15/2007 977,202 34,469
08/15/2007 426,224 29,560
3,408,954
153,542
Prepayment Penalty Premium Analysis
*Prepayment penalty premiums are measured based upon the remittance time cycle versus the calendar month cycle of most MortgageRamp measures. Using this methodology aids in servicer remittance reconciliation.
Determination
Date
Total
No PPP Flag
and No
Premium
Remitted
PPP Expired
and No
Premium
Remitted
PPP Flag and
Premium
Remitted
PPP Not
Expired and
No Premium
Remitted
03/15/2007 19 12 3 4
04/15/2007 42 30 3 9
05/15/2007 20 11 7 2
06/15/2007 52 28 7 17
07/15/2007 33 18 1 6 8
08/15/2007 39 19 1 9 10
205
118
2
35
50
PPP Premium Exceptions
Prepaid Loans and PPP Premium
Rvw Finding
Orig Cnt
Sum:
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 5 of 5
Section V
Servicer Remittance Reporting
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 1 of 2
Servicer Reported Remittance Delinquency Comparison
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
Servicer Rpt
a. Current
b. 30dpd
c. 60dpd
d. 90dpd
h. FC
i. REO
j. Liquidated
k. PrePaid
l. Bankruptcy
n. Remit Adj
a. Current
389,043,625 389,043,625
2,547 2,547
c. 30 dpd
41,172,232
41,172,232
257 257
d. 60 dpd
18,425,458
18,425,458
100 100
e. 90 dpd
13,722,552
7,513,241 6,209,311
82 39 43
h. FC
20,550,973
20,550,973
75 75
i. REO
109,067 109,067
1 1
j. Liquidated
0
0
1 1
k. PrePaid
0
0
39 39
l. Bankruptcy
2,285,741
2,285,741
18 18
n. Remit Adj
2 2
unknown
118,705,949
110,621,188 4,083,513 1,964,673 2,036,574
544 510 14 10 10
540,837,045
22,508,971
9,477,914
8,245,885
20,550,973
109,067
0
0
2,285,741
3,314
114
49
53
75
1
1
39
18
2
Cml
Reporting
Date
Remit
Begin
sched Bal
Remit End
Sch Bal
Remit
Curtailment
Interest
Remit
Curtailment
Principle
Remit
Scheduled
Interest
Remit Net
Sch
Interest
Remit PI
PMT
Remit PPP
02/28/2007 641,222,607 637,117,508 5 56,454 4,465,588 4,194,237 4,733,239 8,109
03/31/2007 634,916,466 628,673,798 45,891 4,418,748 4,153,410 4,688,028 8,653
04/30/2007 628,673,798 624,644,714 28,570 3,971,255 4,104,218 4,640,076 28,526
05/31/2007 621,309,748 616,684,074 22,740 3,921,834 4,052,058 4,589,016 44,226
06/30/2007 616,684,074 611,025,928 264,420 4,262,229 3,639,211 4,553,896 34,469
07/31/2007 611,025,928 604,015,597 109,892 4,201,098 3,583,175 4,488,814 29,560
5
527,966
25,240,752
23,726,311
27,693,069
153,542
Servicer Remittance Summary
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 2 of 2
Section VI
MortgageRamp Loan Reviews
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 1 of 3
Reason for Review 3 Month History
Reporting Date
Rvw Autocomment
New Rvw Cnt
OS Rvw cnt
07/31/2007
Estimated loss >20% severity, between 1 and 12 months after the first payment and is currently more than 90 days past due.
32 32
More than 3 payments have been missed since the first detection of chapter 7 or chapter 13 bankruptcy.
2 2
No payments have been made since securitization and it has been 60 or more days since securitization. At least 1 payment was made prior to securitization. Required follow-up confirmed in an earlier review and is now being escalated. Active for 6 months.
4 4
No payments have been made since securitization and it has been 60 or more days since securitization. At least 1 payment was made prior to securitization. This flag will be escalated after confirmation of needed monthly follow-up.
3 3
Second lien is currenty more than 180 days past due. 3 3
The loan is more than 5 months old, is more than 60 days past due, and has a value that has depreciated more than expected at this point.
8 8
The principle and interest remitted is less than the OT calculation of the expected value for this prepaid loan.
1 1
The property value has decreased by more than $100,000 and is not current. 12 12
This loan is more than 149 days past due, is not in foreclosure, and does not have an approved loss mitigation strategy.
1 1
07/31/2007
Sum:
66
66
*There can be multiple reasons for review of an individual loan.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 2 of 3
Reccomended Action 3 Month History
Reporting Date
OT Recommended Action
New Rvw Cnt
OS Rvw cnt
07/31/2007 No Action Required 20 20
OT Follow-up Required in 120 days 2 2
OT Follow-up Required in 180 days 15 15
OT Follow-up Required in 30 days 2 2
OT Follow-up Required in 30 days (SVCR) 2 2
07/31/2007
Sum:
41
41
Reporting Date
OT Recommended Action
New Rvw Cnt
OS Rvw cnt
06/30/2007 Consider Repurchase Claim 6 6
No Action Required 1 2
OT File Review (SVCR) 3 3
OT Follow-up Required in 30 days 0 19
OT Follow-up Required in 60 days (SVCR) 1 1
06/30/2007
Sum:
11
31
Reporting Date
OT Recommended Action
New Rvw Cnt
OS Rvw cnt
05/31/2007 Consider Repurchase Claim 1 5
OT File Review (SVCR) 2 2
05/31/2007
Sum:
3
7
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 3 of 3

Document Outline